Accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
Schedule of entities

Entity	Summary description
Biodexa Pharmaceuticals plc	Ultimate holding company
Midatech Limited	Trading company
Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)	Liquidated - 2021
PharMida AG	Dormant
Midatech Pharma (Wales) Limited (formerly Q Chip Limited)	Trading company
Midatech Pharma Pty	Dissolved - 2020
Biodexa Limited (formerly Bioadexa Pharmaceuticals Limited)	Dormant – incorporated October 2022

Schedule of intangibles assets useful economic lives

Goodwill	– Indefinite life

IPRD	– In process, not yet amortising

IT and website costs	– 4 years

Schedule of depreciation rates of property, plant and equipment

Fixtures and fittings	– 20%- 25% per annum straight line

Leasehold improvements	– the shorter of 10% per annum straight line or over the lease term

Computer equipment	– 25% per annum straight line

Laboratory equipment	– 15% – 25% per annum straight line

Right of use asset	– Economic life of contractual relationship